Leases - Schedule of Operating Lease Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
Operating lease cost	$ 21,410	$ 21,195
Short-term lease cost	1,783	1,685
Finance lease cost:
Amortization of right-of-use assets	1,562	743
Interest on lease liabilities	2,317	303
Total lease costs	$ 27,072	$ 23,926